RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Trade payables	$ 47		$ 502
FCA Group
Related Party Transaction [Line Items]
Net sales	0	$ 0
Cost of goods sold	5	8
Selling, general and administrative expenses	13	13
Trade receivables	0		0
Trade payables	18		20
Iveco Group post-Demerger
Related Party Transaction [Line Items]
Net sales	0	5
Cost of goods sold	260	231
Trade receivables	18		87
Trade payables	194		181
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	126	113
Cost of goods sold	121	$ 107
Trade receivables	0		0
Trade payables	$ 63		$ 101